Note 7 - Deposits	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
NOTE
7
- DEPOSITS

Time deposits at
December 31, 2020
and
2019
 include individual deposits greater than
$250,000
of
$13,228,000
and
$15,568,000,
respectively. Interest expense on time deposits greater than
$250,000
amoun
ted to
$186,000
for
2020
,
$239
,000
for
2019
, and
$120,000
for
2018
.

At
December 31, 2020
,
time deposits amounted to
$152,331,000
and were scheduled to mature as follows:
2021,
$109,109,000;
2022,
$35,287,000;
2023,
$4,011,000;
2024,
$2,199,000;
2025,
$1,634,000;
and thereafter,
$91,000.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are depositors of the Corporation. Such deposits amounted to
$6,900,000
and
$5,536,000
at
December 31, 2020
and
2019
, respectively.